Other Financial Assets (Details) € in Thousands, $ in Thousands	Dec. 23, 2020 USD ($)	Jul. 31, 2020 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 23, 2020 EUR (€)	Jul. 31, 2020 EUR (€)	May 14, 2020	Dec. 31, 2019 EUR (€)	Jan. 01, 2019 EUR (€)
Other Financial Assets
Fixed interest rate								0.02%
Promissory note nominal amount	$ 250	$ 500	$ 1,250	€ 1,048		€ 205	€ 422
Promissory notes interest rate	7.00%	7.00%				7.00%	7.00%
Maturity term of promissory note	1 year	1 year
Deposits pledged as collateral for a furniture lease					€ 120				€ 0	€ 0
Deposits pledged as collaterals for facility leases					€ 1,976				€ 906	€ 189